Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Assets
Other assets consist of the following:

As at December 31,	2019	2018
Accounts receivable	$1,294	$1,451
Investment income due and accrued	1,122	1,131
Property and equipment	630	621
Right-of-use assets	770	—
Deferred acquisition costs(1)	139	130
Prepaid expenses	319	309
Premium receivable	662	567
Accrued post-retirement benefit assets (Note 25)	187	184
Other	93	105
Total other assets	$5,216	$4,498

(1) Amortization of deferred acquisition cost charged to income during the year amounted to $18 in 2019 ($33 in 2018).